Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company’s executive and administrative office is located at 8100 East Union Ave. Suite 1809, Denver, Colorado 80237. The Company’s office consists of 4 offices and a conference room of 2,500 square feet for which it pays $2,500 per month rent. The Company’s lease expires on December 1st, 2019. The space is adequate for the Company’s needs and it has an option for expanding in to an adjacent workspace.

The Company had total rent expense for the year ended December 31, 2018 and 2017 of $36,132 and $832, respectively which is recorded as part of General and Administrative expenses in the Statement of Operations.

Litigation

The Company does not have any pending litigation.